Document And Entity Information	Feb. 26, 2026
Document Information Line Items
Entity Central Index Key	0002064307
Document Type	8-K/A
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	ContextLogic Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56773
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	2648 International Blvd.
Entity Address, Address Line Two	Ste 301
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94601
City Area Code	415
Local Phone Number	965-8476
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LOGC
Entity Emerging Growth Company	false
Amendment Description	Explanatory NoteAs previously disclosed in the Current Report on Form 8-K (the “Initial Report”) filed with the Securities and Exchange Commission (the “SEC”) on February 26, 2026, ContextLogic Holdings Inc. (the “Company”) consummated the previously announced acquisition (the “US Salt Acquisition”) of US Salt Parent Holdings, LLC, a Delaware limited liability company (“US Salt”) pursuant to the terms of the Purchase Agreement entered into on December 8, 2025, as amended (the “Purchase Agreement”). On March 5, 2026, the Company filed Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) providing supplemental disclosure to the Initial Report, including audited consolidated financial statements and the related notes of US Salt Parent Holdings, LLC and its subsidiaries as of the years ended December 31, 2025 and 2024, which were audited in accordance with the standards set forth by the American Institute of Certified Public Accountants.This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) is being filed by the Company to amend the Initial Report, as amended by Amendment No. 1, solely to disclose the audited consolidated financial statements and the related notes of US Salt Parent Holdings, LLC and its subsidiaries as of the years ended December 31, 2025 and 2024, as audited in accordance with the standards set forth by the Public Company Accounting Oversight Board. Except as otherwise provided herein, the disclosures made in the Initial Report and Amendment No. 1 remain unchanged. This Amendment No. 2 should be read in conjunction with the Initial Report and Amendment No. 1, which provide a more complete description of the US Salt Acquisition.
Amendment Flag	true